NON-CONTROLLING INTERESTS (Tables)	12 Months Ended
Dec. 31, 2019
Non Controlling Interest [Abstract]
Summary of Brookfield Renewables non-controlling interests
Brookfield Renewable’s
no
n
-controlling
interests are comprised of the following as at December 31:

(MILLIONS)	2019	2018
Participating non-controlling interests – in operating subsidiaries	$11,086	$10,289
General partnership interest in a holding subsidiary held by Brookfield	68	67
Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield	3,317	3,266
Preferred equity	597	568

	$15,068	$14,190

Disclosure of significant investments non-controlling interest in subsidiaries
The net change in participating
non-controlling
interests – in operating subsidiaries is as follows:

(MILLIONS)	Brookfield Americas Infrastructure Fund	Brookfield Infrastructure Fund II	Brookfield Infrastructure Fund III	Brookfield Infrastructure Fund IV	Canadian Hydroelectric Portfolio	The Catalyst Group	Isagen institutional investors	Isagen public non-controlling interests	TerraForm Power public non- controlling interests	Other	Total
As at December 31, 2016	$963	$1,654	$1,085	$—	$—	$127	$1,675	$14	$—	$71	$5,589
Net income (loss)	(29)	(13)	13	—	—	12	47	—	(29)	5	6
OCI	(76)	269	111	—	—	2	78	(1)	—	—	383
Capital contributions	—	89	685	—	—	—	19	—	—	—	793
Acquisition	—	—	525	—	—	—	—	—	692	137	1,354
Distributions	(8)	(317)	(88)	—	—	(7)	(115)	—	—	(8)	(543)
Purchase of Isagen shares	—	—	(1)	—	—	—	(5)	5	—	—	(1)
Other	—	—	2	—	—	—	2	(9)	2	—	(3)

As at December 31, 2017	850	1,682	2,332	—	—	134	1,701	9	665	205	7,578
Net income	1	9	164	—	4	14	174	1	59	13	439
OCI	66	298	1,107	—	(11)	(18)	504	5	294	58	2,303
Capital contributions	—	9	235	—	293	—	—	—	—	—	537
Acquisition	—	—	—	—	—	—	—	—	—	21	21
Distributions	(17)	(81)	(324)	—	—	(6)	(167)	—	(55)	(14)	(664)
Other	—	12	(18)	—	(10)	—	—	—	39	52	75

As at December 31, 2018	900	1,929	3,496	—	276	124	2,212	15	1,002	335	10,289
Net income (loss)	—	(13)	6	6	19	17	154	1	(79)	2	113
OCI	46	134	427	(3)	61	(41)	266	2	112	—	1,004
Capital contributions	—	—	2	159	268	—	—	(2)	244	3	674
Disposals	—	(87)	—	—	—	—	—	—	—	(85)	(172)
Distributions	(24)	(120)	(332)	—	(1)	(11)	(259)	(1)	(66)	(30)	(844)
Other	—	8	20	1	(5)	—	2	(2)	(5)	3	22

As at December 31, 2019	$922	$1,851	$3,619	$163	$618	$89	$2,375	$13	$1,208	$228	$11,086

Interests held by third parties	75%-80%	43%-60%	23%-71%	72%-73%	50%	25%	53%	0.4%	39%	20%-50%

Disclosure of financial information of significant investments non-controlling interest in subsidiaries
The following tables summarize certain financial information of operating subsidiaries that have non-controlling
interests that are material to Brookfield Renewable:

(MILLIONS)	Brookfield Americas Infrastructure Fund	Brookfield Infrastructure Fund II	Brookfield Infrastructure Fund III (1)	Brookfield Infrastructure Fund IV	Canadian Hydroelectric Portfolio	The Catalyst Group	Isagen (2)	TerraForm Power (3)	Other	Total
Interests held by third parties	75%-80%	43%-60%	69%-71%	72%-73%	50%	25%	76%	71.1%	20%-50%
Place of business	United States, Brazil	United States, Brazil, Europe	United States, Brazil, India, China	India, China	Canada	United States	Colombia	North America, South America, Europe	United States, Brazil, Canada, Colombia
Year ended December 31, 2017:
Revenue	$123	$430	$53	$—	$—	$135	$797	$147	$32	$1,717
Net income (loss)	(34)	(20)	18	—	—	47	89	(56)	7	51
Total comprehensive income (loss)	(133)	529	126	—	—	57	236	(57)	—	758
Net income (loss) allocated to non-controlling interests	(29)	(13)	13	—	—	12	67	(47)	3	6
Year ended December 31, 2018:
Revenue	$157	$447	$311	$—	$38	$142	$896	$815	$21	$2,827
Net income	2	17	19	—	15	56	331	213	2	655
Total comprehensive income (loss)	95	544	898	—	25	(16)	1,290	1,063	16	3,915
Net income allocated to non-controlling interests	1	9	15	—	6	14	251	142	1	439
As at December 31, 2018:
Property, plant and equipment, at fair value	$1,687	$5,553	$2,322	$—	$1,679	$875	$6,665	$9,163	$253	$28,197
Total assets	1,737	5,831	3,725	—	1,975	982	7,717	10,263	293	32,523
Total borrowings	536	1,979	838	—	924	369	1,744	5,829	70	12,289
Total liabilities	582	2,395	1,441	—	1,933	387	3,548	7,209	88	17,583
Carrying value of non-controlling interests	900	1,929	1,641	—	314	124	3,169	2,160	52	10,289
Year ended December 31, 2019:
Revenue	$155	$451	$255	$39	$96	$145	$971	$991	$29	$3,132
Net income (loss)	2	(20)	10	9	42	67	293	(207)	6	202
Total comprehensive income (loss)	61	294	359	4	138	(99)	1,007	90	17	1,871
Net income allocated to non-controlling interests	—	(13)	8	6	19	17	220	(149)	5	113
As at December 31, 2019:
Property, plant and equipment, at fair value	$1,713	$5,240	$2,508	$538	$1,849	$696	$7,352	$10,350	$261	$30,507
Total assets	1,754	5,455	3,371	662	3,486	794	8,403	11,420	268	35,613
Total borrowings	509	1,756	850	331	1,651	325	1,865	6,297	93	13,677
Total liabilities	569	2,116	1,089	439	2,045	342	3,928	8,155	114	18,797
Carrying value of non-controlling interests	922	1,852	1,622	162	651	88	3,395	2,344	50	11,086

(1)	Excludes information relating to Isagen and TerraForm Power which is presented separately.
(2)
The total third parties ownership interest in Isagen as of December 31, 2019 was 75.9% and comprised of Brookfield Infrastructure Fund III: 22.9%, Isagen Institutional investors 52.6% and other non-controlling
interests: 0.4%.

(3)
The total third parties ownership interest in TerraForm Power as of December 31, 2019 was comprised of Brookfield Infrastructure Fund III: 32.6% and TerraForm Power public non-controlling
interests: 38.5%.

Summary of composition of the distributions
The composition of the distributions are presented in the following table:

(MILLIONS)	2019	2018	2017
General partnership interest in a holding subsidiary held by Brookfield	$5	$5	$5
Incentive distribution	50	40	30

	$55	$45	$35
Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield	268	255	243

	$323	$300	$278

The composition of the distributions are presented in the following table:

(MILLIONS)	2019	2018
Brookfield	$116	$110
External LP unitholders	254	245

	$370	$355

Disclosure of summary financial information
The following table summarizes certain financial information regarding
General partnership interest in a holding subsidiary held by Brookfield
and
Participating
non-controlling
interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield
:

(MILLIONS)	2019	2018	2017
For the year ended December 31:
Revenue	$3,971	$3,797	$2,772
Net income	80	583	4
Comprehensive income	2,025	4,474	1,354
Net income allocated to (1) :
General partnership interest in a holding subsidiary held by Brookfield	50	41	29
Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield	(65)	16	(36)
As at December 31:
Property, plant and equipment, at fair value	$41,055	$38,177
Total assets	46,196	43,508
Total borrowings	17,300	16,546
Total liabilities	25,716	24,106
Carrying value of (2) :
General partnership interest in a holding subsidiary held by Brookfield	68	67
Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield	3,317	3,266

(1)
Allocated based on weighted-average GP interest, Redeemable/Exchangeable partnership units and LP units of 2.7 million, 129.7 million, and 178.9 million, respectively (2018: 2.7 million, 129.7 million, and 180.2 million, respectively and 2017: 2.7 million, 129.7 million, and 173.5 million, respectively).

(2)
Allocated based on outstanding GP interest, Redeemable/Exchangeable partnership units and LP units of 2.7 million, 129.7 million, and 179.0 million, respectively (2018: 2.7 million, 129.7 million and 178.8 million, respectively).

Disclosure of preference shares
Brookfield Renewable’s preferred equity as at December 31 consists of Class A Preference Shares of Brookfield Renewable Power Preferred Equity Inc. (“BRP Equity”) as follows:

	Shares outstanding	Cumulative dividend rate (%)	Earliest permitted redemption date	Dividends declared for the year ended December 31		Carrying value as at
(MILLIONS, EXCEPT AS NOTED)				2019	2018	December 31, 2019	December 31, 2018
Series 1 (C$136)	5.45	3.36	April 2020	$3	$4	$105	$100
Series 2 (C$113)(1)	4.51	4.26	April 2020	4	3	86	83
Series 3 (C$249)	9.96	4.40	July 2019	8	8	192	182
Series 5 (C$103)	4.11	5.00	April 2018	4	4	79	75
Series 6 (C$175)	7.00	5.00	July 2018	7	7	135	128

	31.03			$26	$26	$597	$568

(1)	Dividend rate represents annualized distribution based on the most recent quarterly floating rate.